Commitments and contingencies - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($) Containership	Dec. 31, 2020 USD ($) Containership
Other Commitments [Line Items]
Operating lease liabilities to be paid	$ 791,200	$ 927,000
Number of containerships to be build under purchase order | Containership	67	5
Letters of credit outstanding	$ 10,350	$ 11,686
Vessels
Other Commitments [Line Items]
Operating lease liabilities to be paid	780,745
Other leases
Other Commitments [Line Items]
Operating lease liabilities to be paid	$ 10,418